First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 42.2%
	Angola – 0.7%
500,000	Angolan Government International Bond (USD) (b)	9.50%	11/12/25	$551,885
	Argentina – 1.6%
136,989	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	52,728
1,097,328	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	403,378
2,211,917	Argentine Republic Government International Bond (USD) (c)	1.13%	07/09/35	724,425
				1,180,531
	Bahamas – 1.1%
860,000	Bahamas Government International Bond (USD) (d)	8.95%	10/15/32	812,700
	Bahrain – 0.9%
450,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	444,915
250,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	230,121
				675,036
	Belarus – 1.1%
420,000	Republic of Belarus International Bond (USD) (b)	5.88%	02/24/26	395,165
480,000	Republic of Belarus International Bond (USD) (b)	6.38%	02/24/31	424,032
				819,197
	Benin – 0.2%
100,000	Benin Government International Bond (EUR) (d)	6.88%	01/19/52	119,774
	Brazil – 3.8%
15,550,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	2,793,305
	Dominican Republic – 0.4%
270,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	264,873
	Ecuador – 0.8%
78,781	Ecuador Government International Bond (USD) (d)	(e)	07/31/30	42,444
444,360	Ecuador Government International Bond (USD) (c) (d)	5.00%	07/31/30	374,378
251,480	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	146,961
				563,783
	Egypt – 2.3%
11,200,000	Egypt Government Bond (EGP)	14.48%	04/06/26	718,322
211,000	Egypt Government International Bond (USD) (d)	7.63%	05/29/32	210,963
790,000	Egypt Government International Bond (USD) (d)	7.90%	02/21/48	723,838
				1,653,123
	El Salvador – 0.5%
280,000	El Salvador Government International Bond (USD) (b)	5.88%	01/30/25	215,603
150,000	El Salvador Government International Bond (USD) (d)	9.50%	07/15/52	117,564
				333,167
	Georgia – 0.5%
334,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	338,860
	Ghana – 1.4%
403,000	Ghana Government International Bond (USD) (d)	7.75%	04/07/29	385,292
710,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	676,396
				1,061,688

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Indonesia – 1.7%
16,146,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	$1,279,271
	Iraq – 1.2%
650,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	662,269
203,125	Iraq International Bond (USD) (b)	5.80%	01/15/28	196,472
				858,741
	Kenya – 0.3%
200,000	Republic of Kenya Government International Bond (USD) (b)	6.88%	06/24/24	219,512
	Malaysia – 2.0%
6,010,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,501,272
	Mexico – 3.2%
30,051,800	Mexican Bonos (MXN)	5.75%	03/05/26	1,389,623
11,270,000	Mexican Bonos (MXN)	7.75%	05/29/31	560,194
8,250,000	Mexican Bonos (MXN)	7.75%	11/13/42	395,888
				2,345,705
	Nigeria – 0.3%
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	193,386
	Oman – 1.5%
1,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,119,447
	Peru – 0.8%
3,048,000	Peruvian Government International Bond (PEN) (b)	5.35%	08/12/40	586,382
	Poland – 3.2%
8,920,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	2,357,229
	Russia – 6.6%
122,000,000	Russian Federal Bond - OFZ (RUB)	7.60%	07/20/22	1,682,822
186,844,000	Russian Federal Bond - OFZ (RUB)	7.65%	04/10/30	2,647,806
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	468,316
				4,798,944
	Rwanda – 0.4%
266,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	277,675
	Saudi Arabia – 0.8%
490,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	565,556
	South Africa – 3.2%
41,870,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	2,379,261
	Ukraine – 1.3%
240,000	Ukraine Government International Bond (EUR) (d)	6.75%	06/20/26	302,532
400,000	Ukraine Government International Bond (USD) (b)	7.38%	09/25/32	410,512
188,000	Ukraine Government International Bond (USD) (d)	1.26%	05/31/40	205,721
				918,765
	Uzbekistan – 0.4%
299,000	Republic of Uzbekistan Bond (USD) (d)	3.70%	11/25/30	290,036
	Total Foreign Sovereign Bonds and Notes			30,859,104
	(Cost $31,623,713)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 19.0%
	Barbados – 0.4%
250,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	$262,187
	Brazil – 2.3%
240,000	Banco do Brasil S.A. (USD) (b) (g)	6.25%	(h)	240,095
200,000	BRF S.A. (USD) (d)	5.75%	09/21/50	192,058
196,458	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	197,748
260,000	Itau Unibanco Holding S.A. (USD) (b) (g)	4.63%	(h)	248,893
350,000	OAS Finance Ltd. (USD) (g) (i) (j) (k)	8.88%	(h)	2,625
200,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	1,500
722,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	783,009
				1,665,928
	Chile – 0.3%
236,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	232,195
	China – 1.6%
648,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	643,140
420,000	Kaisa Group Holdings Ltd. (USD) (b)	11.25%	04/16/25	325,988
200,000	Zhenro Properties Group Ltd. (USD) (b)	9.15%	05/06/23	195,310
				1,164,438
	Dominican Republic – 0.7%
480,000	AES Andres BV (USD) (d)	5.70%	05/04/28	496,320
	Ecuador – 0.3%
197,681	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	214,344
	Georgia – 0.6%
400,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	426,778
	Honduras – 0.3%
240,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	254,520
	India – 1.7%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	271,594
70,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	992,239
				1,263,833
	Indonesia – 0.6%
400,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	414,548
	Israel – 0.3%
211,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	216,803
	Mexico – 1.7%
270,000	BBVA Bancomer S.A. (USD) (b) (g)	5.13%	01/18/33	281,852
9,600,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	444,273
280,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	265,206
270,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	263,019
				1,254,350
	Nigeria – 1.2%
264,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	266,402
230,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	246,388

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Nigeria (Continued)
320,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	$334,600
				847,390
	Oman – 0.8%
200,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	212,169
325,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	358,345
				570,514
	Peru – 0.3%
200,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	200,118
	Russia – 0.3%
250,000	Sovcombank Via SovCom Capital DAC (USD) (d) (g)	7.75%	(h)	259,436
	Saudi Arabia – 0.3%
200,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	224,864
	Singapore – 0.3%
260,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	261,145
	South Africa – 1.1%
270,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	281,963
287,000	Liquid Telecommunications Financing Plc (USD) (d)	5.50%	09/04/26	297,679
230,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	254,093
				833,735
	Tanzania – 0.3%
200,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	210,962
	Trinidad And Tobago – 0.7%
500,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	513,130
	Turkey – 1.1%
220,000	Akbank T.A.S. (USD) (b) (g)	7.20%	03/16/27	221,980
250,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (d)	5.13%	06/22/26	247,519
340,000	TC Ziraat Bankasi AS (USD) (d)	5.38%	03/02/26	330,893
				800,392
	Ukraine – 1.1%
239,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	255,539
280,000	Metinvest BV (USD) (d)	8.50%	04/23/26	313,101
230,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	240,488
				809,128
	United Arab Emirates – 0.3%
240,000	MAF Global Securities Ltd. (USD) (b) (g)	5.50%	(h)	244,429
	Zambia – 0.4%
260,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	267,041
	Total Foreign Corporate Bonds and Notes			13,908,528
	(Cost $13,933,622)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 45.2%
	Austria – 0.6%
18,479	Mondi PLC (l)	$455,048
	Brazil – 2.7%
58,100	B3 S.A. - Brasil Bolsa Balcao	136,348
140,521	Banco Bradesco S.A., ADR	538,196
268	MercadoLibre, Inc. (m)	450,079
65,371	Rumo S.A. (m)	202,028
33,258	Vale S.A., ADR	463,949
26,058	WEG S.A.	189,008
		1,979,608
	China – 15.1%
72,100	Alibaba Group Holding Ltd. (l) (m)	1,334,855
45,500	China Conch Venture Holdings Ltd. (l)	211,274
81,000	China Merchants Bank Co., Ltd., Class H (l)	644,610
68,000	China Resources Gas Group Ltd. (l)	356,688
128,000	China Resources Land Ltd. (l)	538,707
12,093	China Tourism Group Duty Free Corp., Ltd., Class A (l)	485,569
26,700	GDS Holdings Ltd., Class A (l) (m)	189,322
7,500	Hangzhou Tigermed Consulting Co., Ltd., Class A (l)	202,148
3,600	Hangzhou Tigermed Consulting Co., Ltd., Class H (b) (d) (l)	76,125
784	Kweichow Moutai Co., Ltd., Class A (l)	221,778
24,000	Li Ning Co., Ltd. (l)	276,618
57,592	LONGi Green Energy Technology Co., Ltd., Class A (l)	733,688
10,800	Meituan, Class B (b) (d) (l) (m)	344,752
32,302	Midea Group Co., Ltd., Class A (l)	348,097
120,360	NARI Technology Co., Ltd., Class A (l)	666,215
25,000	Ping An Insurance Group Co. of China Ltd., Class H (l)	170,984
5,353	Prosus N.V. (l)	428,460
84,000	Sands China Ltd. (l) (m)	171,906
24,500	Shenzhou International Group Holdings Ltd. (l)	519,975
19,500	Sungrow Power Supply Co., Ltd., Class A (l)	444,159
28,500	Tencent Holdings Ltd. (l)	1,701,415
44,500	WuXi Biologics Cayman, Inc. (b) (d) (l) (m)	721,803
6,200	Yunnan Energy New Material Co., Ltd., Class A (l)	268,807
		11,057,955
	Hong Kong – 1.9%
51,400	AIA Group Ltd. (l)	591,327
105,900	Budweiser Brewing Co., APAC Ltd. (b) (d) (l)	268,990
8,535	Hong Kong Exchanges & Clearing Ltd. (l)	524,480
		1,384,797
	India – 5.4%
9,903	Hindustan Unilever Ltd. (l)	360,095
24,818	Housing Development Finance Corp., Ltd. (l)	917,221
92,998	ITC Ltd. (l)	294,855
22,781	Kotak Mahindra Bank Ltd. (l)	613,092
31,827	SBI Life Insurance Co., Ltd. (b) (d) (l)	520,697
16,134	Tata Consultancy Services Ltd. (l)	817,643
4,644	UltraTech Cement Ltd. (l)	460,806
		3,984,409
	Indonesia – 1.1%
161,800	Bank Central Asia Tbk PT (l)	394,099

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Indonesia (Continued)
1,451,824	Bank Rakyat Indonesia Persero Tbk PT (l)	$386,979
		781,078
	Mexico – 2.1%
5,395	Fomento Economico Mexicano, S.A.B. de C.V., ADR	467,855
3,385	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR (m)	158,587
83,019	Grupo Financiero Banorte S.A.B. de C.V., Class O	532,063
87,122	Grupo Mexico S.A.B. de C.V., Series B	346,437
		1,504,942
	Netherlands – 1.0%
587	ASM International N.V. (l)	229,880
717	ASML Holding N.V. (l)	535,641
		765,521
	Philippines – 0.2%
83,499	Bank of the Philippine Islands	133,327
	Poland – 0.4%
19,934	Allegro.eu S.A. (b) (d) (m)	289,944
	Russia – 3.1%
6,077	Lukoil PJSC, ADR	575,249
27,281	Novatek PJSC (l)	717,137
87,605	Sberbank of Russia PJSC (l)	409,268
2,922	TCS Group Holding PLC, GDR (b) (l)	265,702
3,657	Yandex N.V., Class A (m)	291,426
		2,258,782
	South Africa – 0.5%
4,102	Anglo American Platinum Ltd.	355,321
	South Korea – 5.5%
1,374	Kakao Corp. (l)	135,130
951	LG Chem Ltd. (l)	616,790
48,101	Samsung Electronics Co., Ltd. (Preference Shares) (l)	2,806,150
813	Samsung SDI Co., Ltd. (l)	485,134
		4,043,204
	Taiwan – 5.6%
37,000	Delta Electronics, Inc. (l)	331,527
95,000	Hon Hai Precision Industry Co., Ltd. (l)	354,598
1,297	Sea Ltd., ADR (m)	413,393
143,954	Taiwan Semiconductor Manufacturing Co., Ltd. (l)	2,977,269
		4,076,787
	Total Common Stocks	33,070,723
	(Cost $23,416,065)
	Total Investments – 106.4%	77,838,355
	(Cost $68,973,400) (n)
	Outstanding Loan – (7.9)%	(5,800,000)
	Net Other Assets and Liabilities – 1.5%	1,148,800
	Net Assets – 100.0%	$73,187,155

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2021	Sale Value as of 9/30/2021	Unrealized Appreciation/ (Depreciation)
11/24/21	CIT	CNY	18,789,000	USD	2,874,034	$ 2,896,100	$ 2,874,034	$ 22,066
11/24/21	DB	USD	1,446,587	BRL	7,611,000	1,446,587	1,384,848	61,739
11/24/21	DB	USD	993,491	IDR	14,312,724,000	993,491	994,413	(922)
11/24/21	CIT	USD	379,600	RUB	28,358,000	379,600	385,724	(6,124)
10/13/21	CIT	USD	948,839	ZAR	14,071,000	948,839	932,781	16,058
Net Unrealized Appreciation (Depreciation)								$92,817

Counterparty Abbreviations
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2021.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2021, securities noted as such amounted to $16,770,878 or 22.9% of net assets.
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $27,527,513 or 37.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(m)	Non-income producing security.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,576,942 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,619,170. The net unrealized appreciation was $8,957,772. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 30,859,104	$ —	$ 30,859,104	$ —
Foreign Corporate Bonds and Notes*	13,908,528	—	13,908,528	—
Common Stocks:
Brazil	1,979,608	1,979,608	—	—
Mexico	1,504,942	1,504,942	—	—
Philippines	133,327	133,327	—	—
Poland	289,944	289,944	—	—
Russia	2,258,782	866,675	1,392,107	—
South Africa	355,321	355,321	—	—
Taiwan	4,076,787	413,393	3,663,394	—
Other Country Categories*	22,472,012	—	22,472,012	—
Total Investments	$ 77,838,355	$ 5,543,210	$ 72,295,145	$—
Forward Foreign Currency Contracts	99,863	—	99,863	—
Total	$ 77,938,218	$ 5,543,210	$ 72,395,008	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (7,046)	$ —	$ (7,046)	$ —

*	See Portfolio of Investments for country breakout.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Restricted Securities
As of September 30, 2021, the Fund held restricted securities as shown in the following table that ASII has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$0.75	$350,000	$2,625	0.00%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.00%
Credit Quality†	% of Total Fixed-Income Investments
A+	1.8%
A	5.3
A-	5.2
BBB+	6.7
BBB	15.6
BBB-	2.2
BB+	5.1
BB	14.9
BB-	11.9
B+	8.9
B	11.0
B-	5.6
CCC+	3.8
Not Rated	2.0
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Industry Classification	% of Total Investments
Sovereigns	40.0%
Banks	9.6
Semiconductors & Semiconductor Equipment	5.8
Internet & Direct Marketing Retail	3.7
Technology Hardware, Storage & Peripherals	3.6
Interactive Media & Services	2.7
Metals & Mining	2.2
Integrated Oils	2.2
Electrical Equipment	1.7
Oil, Gas & Consumable Fuels	1.7
Insurance	1.6
Electronic Equipment, Instruments & Components	1.5
IT Services	1.3
Life Sciences Tools & Services	1.3
Utilities	1.3
Exploration & Production	1.2
Beverages	1.2
Thrifts & Mortgage Finance	1.2
Chemicals	1.1
Textiles, Apparel & Luxury Goods	1.0
Power Generation	1.0
Real Estate	1.0
Refining & Marketing	0.9
Capital Markets	0.8
Financial Services	0.8
Real Estate Management & Development	0.7
Specialty Retail	0.6
Construction Materials	0.6
Paper & Forest Products	0.6
Entertainment	0.5
Household Products	0.5
Wireless Telecommunication Services	0.5
Gas Utilities	0.5
Household Durables	0.4
Wireline Telecommunication Services	0.4
Tobacco	0.4
Containers & Packaging	0.3
Software & Services	0.3
Life Insurance	0.3
Retail - Consumer Staples	0.3
Industrial Other	0.3
Railroad	0.3
Transportation & Logistics	0.3
Construction & Engineering	0.3
Manufactured Goods	0.3
Road & Rail	0.3
Oil & Gas Services & Equipment	0.3
Food & Beverage	0.2
Hotels, Restaurants & Leisure	0.2
Transportation Infrastructure	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments†
USD	36.8%
HKD	11.1
RUB	7.1
INR	6.4
KRW	5.2
MXN	4.7
TWD	4.7
CNH	4.3
CNY	3.7
PLN	3.4
ZAR	2.9
BRL	2.5
EUR	2.1
MYR	1.9
IDR	1.4
EGP	0.9
PEN	0.7
PHP	0.2
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand